SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-     SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), applied on a consistent basis as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

In light of the currently unknown extent and duration of the COVID-19 pandemic, the Company faces a greater degree of uncertainty than normal in making the judgments and estimates needed to apply certain of the Company’s significant accounting policies. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of December 31, 2021 and through the date of issuance of these financial statements. These estimates may change, as new events occur, and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group’s revenues is generated in dollars. In addition, most of the Group’s costs are denominated and determined in dollars and in new Israeli shekels (“NIS”). Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

NOTE 2:-     SIGNIFICANT ACCOUNTING POLICIES (Cont.)

e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average annual rate of 0.28% and 0.97% for the years ended December 31, 2021 and 2020, respectively. Short-term and restricted deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with long-term bank loans and their related covenants, the Company was required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans to the Company (see Note 10).In addition, the Company maintains restricted deposits in connection with an office lease agreement (see also Note 11a). Out of the short-term and restricted bank deposits, a total of $5,100 and $5,910 are restricted short-term deposits as of December 31, 2021 and 2020, respectively.

December 31,
2021
Cash and cash equivalents	$79,423

Restricted cash	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$84,523

f.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2021, the Group classified all of its marketable securities as available-for-sale (“AFS”). AFS securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, together with interest on securities, is included in “financial income (expenses), net”.

The Group assessed AFS debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326, “Financial Instruments - Credit Losses”. Allowance for credit losses on AFS debt securities are recognized as a charge in other income (expenses), net, in the consolidated statements of operation, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity.

The Group’s credit losses allowance for the years ended December 31,2021 and 2020 was immaterial.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the “weighted average cost” method; and

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Finished products - using the “weighted average cost” method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of product lines, and market prices lower than cost.

g.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

The Group’s long-lived assets (asset group) to be held and used, including right of use assets and intangible that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, “Property, Plant and Equipment - Subsequent Measurement” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. If such assets are considered to be impaired, recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). During the years ended December 31, 2021, 2020 and 2019, no impairment losses have been identified.

i.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 4 to 10 years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2021, 2020 and 2019, no impairment losses have been identified with respect to intangible assets.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

j.	Leases:

Under ASC 842, “Leases”, a contract is or contains a lease when the Group has the right to control the use of an identified asset for a period of time. The Group determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for the Group’s use. Leases are evaluated for classification on the commencement date, and assets and liabilities are recognized based on the present value of lease payments over the lease term.

The lease term used to calculate the lease liability includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The right-of-use (“ROU”) asset is initially measured as the amount of lease liability, adjusted for any initial lease costs, prepaid lease payments and any lease incentives. Costs incurred for common area maintenance, real estate taxes, and insurance are not included in the lease liability and are recognized as they are incurred.

The Company uses incremental borrowing rates based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The ROU asset also includes any lease prepayments made and reduced by lease incentives received. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses are recognized on a straight-line basis over the lease term or the useful life of the leased asset.

As the Group’s lease arrangements do not provide an implicit rate, the Group uses its incremental estimated borrowing rate at lease commencement to measure ROU assets and lease liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. For leases with a term of one year or less, the Group elected not to record the ROU asset or liability.

The Group elected to not recognize a lease liability or ROU asset for leases with a term of twelve months or less. The Group also elected the practical expedient to not separate lease and non-lease components for its leases.

In addition, the carrying amount of the ROU asset and lease liabilities are remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

k.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

Goodwill is not amortized, but rather is subject to an impairment test. In accordance with ASC 350, “Intangibles – Goodwill and Other”, at least annually (in the fourth quarter), or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. The Company operates in one operating segment, and this segment comprises its only reporting unit.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Following the adoption of Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment”, as part of the quantitative goodwill impairment test, any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit.

For each of the three years in the period ended December 31, 2021, no impairment losses have been identified.

l.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group’s products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues are recognized in accordance with ASC 606, “Revenue from Contracts with Customers”. The Group recognizes revenue under the core principle that transfer of control to a customer of the Group generates revenue in an amount reflecting the consideration the Group expects to receive from the customer. As such, the Group identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Group satisfies a performance obligation.

Product revenues are recognized when all performance obligations are satisfied, at the point of time when control is transferred, generally when the products are shipped.

Revenues from support are recognized ratably over the term of the underlying contract term. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the period.

For professional services, the performance obligations are satisfied, and revenues are recognized, when the services are provided or once the service term has expired.

The Group enters into contracts that can include combinations of products and services that are capable of being distinct and accounted for as separate performance obligations. The products are distinct upon delivery as the customer can derive the economic benefit of it without any professional services, updates or technical support. The Group allocates the transaction price to each performance obligation, based on its relative standalone selling price out of the total consideration of the contract. For support, the Group determines the standalone selling prices, based on the price at which the Group separately sells a renewal contract on a standalone basis. For professional services, the Group determines the standalone selling prices based on the price at which the Group separately sells those services on a standalone basis.

Aspects of the Group’s products encompass proprietary technology and the Group’s solutions offer substantially different features and functionality. As a result, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine the selling prices of comparable products sold by competitors and generally does not sell the products separately on a standalone basis, the standalone selling prices are not directly observable. Therefore, the Group makes estimates, based on reasonably available information. The estimated selling price is established considering multiple factors such as pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, the pricing strategies of competitors and industry technology lifecycles.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Group grants to certain customers a right of return or the ability over a limited period of time to exchange for other products a specific percentage of the total price paid for products they have purchased. The Group maintains a provision for product returns and exchanges and other incentives, based on its experience with historical sales returns, analysis of credit memo data and other known factors, all in accordance with ASC 606. This provision is deducted from revenues and amounted to $3,509 and $2,962 as of December 31, 2021 and 2020, respectively. This provision was recorded as part of other payables and accrued expenses.

The Group uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized. Deferred revenues are recognized as (or when) the Group performs the performance obligations under the contract.

The Group pays sales commissions to sales and marketing personnel, based on their attainment of certain predetermined sales goals. Some sales commissions for support earned by its employees are capitalized and amortized on a straight-line basis over the related contractual support period. Amortization expenses related to these costs are included in selling and marketing expenses in the consolidated statements of operations.

The Group has included as part of other receivables and prepaid expenses in its consolidated balance sheet, costs to obtain a contract in the amount of $635 and $665, as of December 31, 2021 and 2020, respectively.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2021, which are expected to be satisfied and recognized in future periods:

	Year Ending December 31,
			2024 and
	2022	2023	thereafter
Product	$882	$17	$2
Services	40,709	7,935	5,071

	$41,591	$7,952	$5,073

Significant changes in the balances of deferred revenues during the years are as follows:

	December 31,
	2021	2020
Balance, at the beginning of the year	$49,136	$43,230

Revenue recognized	(31,456)	(31,172)
Increase in deferred revenues and customer advances	36,936	37,078

Balance, at the end of the year	54,616	49,136
Less current portion	(41,591)	(37,182)

Long term portion	$13,025	$11,954

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

m.	Warranty costs:

The Group usually provides an assurance-type warranty for a period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group’s warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2021 and 2020, the provision for warranty amounted to $187 and $253, respectively.

n.	Research and development costs:

ASC 985-20, “Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations, as incurred.

Participation grants from the Israel Innovation Authority (the “IIA”) for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized during the years ended December 31, 2021, 2020 and 2019 were $570, $388 and $1,323, respectively.

o.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

p.	Accumulated other comprehensive income (loss) (“AOCI”):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI were as follows:

	Unrealized
	gains (losses)
	on available-	Unrealized
	for-sale	gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2021	$453	$1,319	$1,772

Other comprehensive income (loss) before reclassifications, net of tax	(1,395)	1,538	143
Amounts reclassified from AOCI	—	(2,138)	(2,138)
Other comprehensive income (loss), net of tax	(1,395)	(600)	(1,995)

Balance as of December 31, 2021	$(942)	$719	$(223)

The effects on net income of amounts reclassified from AOCI in the year ended December 31, 2021 derive from realized losses on cash flow hedges recorded in operating expenses and from realized losses on available-for-sale marketable securities recorded in financial income (expenses), net.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar denominated instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-denominated corporate bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the Group’s portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for credit losses.

r.	Earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings per Share”.

Certain outstanding options, restricted share units (“RSUs”) and warrants have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options, RSUs and warrants that have been excluded from the calculation of diluted earnings per share was 26,686, 64,312 and 48,491 for the years ended December 31, 2021, 2020 and 2019, respectively.

s.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2021, 2020 and 2019, was $10.64, $8.55, and $6.63 per share, respectively, using the Black-Scholes option pricing model. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2021	2020	2019
Dividend yield	0.88%	1.01%-1.17%	1.13%-1.64%
Expected volatility	49.45%	37.89%-43.09%	38.08%-39.34%
Risk-free interest	0.5%	0.29%-1.43%	1.66%-2.59%
Expected life	3.61 years	3.57-4.23 years	4.75-5.21 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company’s exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company’s options. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to substantial change in the future. The Company paid its first cash dividend during the third quarter of 2018 and has been paying cash dividends on a bi-annual basis since then. The Company currently expects to continue pay cash dividends in the future, subject to receipt of required Israeli court approvals, although there can be no assurance that it will do so. See also Note 13.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2021, 2020 and 2019 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$411	$181	$183
Research and development expenses, net	2,772	1,535	937
Selling and marketing expenses	6,170	3,635	2,171
General and administrative expenses	4,811	3,420	2,001

Total share-based compensation expenses	$14,164	$8,771	$5,292

t.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market, and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity. See also Note 13a.

u.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month’s salary for each year of employment or a portion thereof. The Group’s liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company’s consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group’s agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group’s contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2021, 2020 and 2019, amounted to $2,373, $3,078 and $2,324, respectively.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

v.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the United States. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $19.5 during the years ended December 31, 2021 and 2020, plus a catch-up contribution of $6.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay. In the years ended December 31, 2021, 2020 and 2019, the Group matched contributions in the amount of $431, $386 and $318, respectively.

w.	Advertising expenses:

Advertising expenses are charged to the consolidated statements of operations as incurred. Advertising expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $582, $371 and $669, respectively.

x.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term and restricted bank deposits, trade receivables, trade payables, other receivables and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments.The fair value of long-term and restricted bank deposits and long-term bank loans also approximate their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

The fair value of marketable securities is estimated by obtaining the fair value of the marketable securities from the bank, which is based on current quotes and market value provided by external service providers.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, “Fair Value Measurements and Disclosures” establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Level 3 -Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

y.	Derivative instruments and hedging:

The Group accounts for derivative instruments and hedging based on ASC 815, “Derivatives and Hedging”.

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as gain or loss in “financial income (expenses), net” at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and included in “financial income (expenses), net”. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

z.	Recently adopted accounting standards:

In January 2017, the Financial Accounting Standards Board (the “FASB”) issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the “Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. ASU 2017-04 became effective for the Company beginning January 1, 2020.

The implementation did not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326)”. ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 became effective for the Company beginning January 1, 2020. The implementation did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the Financial Accounting Standards Board (the “FASB”) issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies the accounting for income taxes. This guidance became effective for the first quarter of 2021 on a prospective basis. The implementation of ASU 2019-12 in the year ended December 31, 2021, did not have a material impact on the Company’s consolidated financial statements.

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

aa.	Impact of recently issued accounting standard not yet adopted:

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805)”. ASU 2021-08 creates an exception to the general recognition and measurement principle for contract assets and contract liabilities from contracts with customers acquired in a business combination. Under this exception, an acquirer applies ASC 606 to recognize and measure contract assets and contract liabilities on the acquisition date. ASC 805 generally requires the acquirer in a business combination to recognize and measure the assets it acquires and the liabilities it assumes at fair value on the acquisition date. The ASU 221-08 will become effective for fiscal years beginning after December 15, 2022. Early application is permitted, and the Company is currently assessing the impact of the adoption of ASU 2021-08 on its consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, “Disclosures by Business Entities about Government Assistance (Topic 832)”. ASU 2021-10 requires the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (i) information about the nature of the transactions and the related accounting policy used to account for the transactions; (ii) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item; and (iii) significant terms and conditions of the transactions, including commitments and contingencies. ASU 2021-10 will become effective for fiscal years beginning after December 15, 2021. The Company is currently assessing the impact of the adoption of ASU 2021-10 on its consolidated financial statements.